Investment Securities - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, at amortized cost	$ 705,838,000	$ 1,443,480,000
Available-for-sale, at amortized cost	2,210,099,000	1,458,071,000
Available-for-sale securities purchased	1,064,815,000	358,709,000	$ 272,780,000
Payments to acquire held-to-maturity securities	0	0	170,836,000
Proceeds from sales of available-for-sale investment securities	204,351,000	491,000	$ 0
Proceeds from sale of held-to-maturity securities	$ 0
Term of contractual due dates (in years)	25 years
Accrued interest for available-for-sale securities	$ 3,285,000	3,712,000
Accrued interest for held-to-maturity securities	$ 1,811,000	$ 3,716,000
Mortgage-backed securities | Accounting Standards Update 2019-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, at amortized cost				$ (374,680,000)
Available-for-sale, at amortized cost				$ 374,680,000